Description of business and basis of preparation of the consolidated financial statements - IFRS 16 - Effects on the Cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Consolidated net income	€ 5,055	€ 3,222	€ 2,158
Cash flows from (used in) operating activities [abstract]
Non-monetary items and reclassified items for presentation	10,310	12,221	11,497
Depreciation and amortization of right-of-use assets	1,384	1,275
Finance costs, net	1,314	1,261	1,362
Other net cash out	(2,028)	(4,319)	(3,913)
Interest paid and interest rates effects on derivatives, net	(1,264)	(1,318)	(1,259)
Net cash provided by operating activities	12,697	10,190	9,506
Cash flows from (used in) investing activities [abstract]
Net cash used in investing activities	(5,564)	(9,370)	(8,552)
Cash flows from (used in) financing activities [abstract]
Payments of lease liabilities	(1,398)	(1,429)
Net cash used in financing activities	(5,410)	24	(1,131)
Cash change in cash and cash equivalents	1,724	844	(177)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance	6,481	5,634	5,810
Cash change in cash and cash equivalents	1,724	844	(177)
Non-cash change in cash and cash equivalents	(59)	3	1
Cash and cash equivalents in the closing balance	8,145	6,481	5,634
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Consolidated net income		3,226
Cash flows from (used in) operating activities [abstract]
Depreciation and amortization of right-of-use assets		1,239
Finance costs, net		1,254
Interest paid and interest rates effects on derivatives, net		(1,312)
Net cash provided by operating activities		10,159
Cash flows from (used in) investing activities [abstract]
Net cash used in investing activities		(9,370)
Cash flows from (used in) financing activities [abstract]
Payments of lease liabilities		(1,398)
Net cash used in financing activities		55
Cash change in cash and cash equivalents		844
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance	€ 6,481	5,634
Cash change in cash and cash equivalents		844
Non-cash change in cash and cash equivalents		3
Cash and cash equivalents in the closing balance		6,481	€ 5,634
Increase decrease due to application of Ifrs IC decision
Disclosure of initial application of standards or interpretations [line items]
Consolidated net income		(3)
Cash flows from (used in) operating activities [abstract]
Depreciation and amortization of right-of-use assets		35
Finance costs, net		6
Interest paid and interest rates effects on derivatives, net		(6)
Net cash provided by operating activities		31
Cash flows from (used in) financing activities [abstract]
Payments of lease liabilities		(31)
Net cash used in financing activities		€ (31)